UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21124

Name of Fund:  BlackRock New York Municipal Income Trust II (BFY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York

             Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 137.3%
Corporate — 7.1%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$140	$152,512
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (b):
7.63%, 8/01/25	1,600	1,634,432
7.75%, 8/01/31	1,500	1,532,595
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	330	364,703
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	218,530
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	500	634,395
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	500	640,180
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	625	634,300

		5,811,647
County/City/Special District/School District — 38.7%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	540,125
Series G-1, 6.25%, 12/15/31	5	5,699
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	834,210
Sub-Series G-1, 6.25%, 12/15/18 (c)	245	278,060
Sub-Series I-1, 5.38%, 4/01/19 (c)	80	89,872
Sub-Series I-1, 5.38%, 4/01/36	370	415,799

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/30	$1,700	$2,090,643
Series E, 5.50%, 8/01/25	1,280	1,634,227
Series E, 5.00%, 8/01/30	500	599,530
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,250	1,486,200
5.00%, 11/15/45	2,340	2,769,296
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/35 (d)	500	265,105
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	1,750	682,308
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	500	173,165
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	112,932
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	508,530
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	400	406,384
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	503,905
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	400	403,968
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	350	399,725
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	958,031
Sub-Series B-1, 5.00%, 11/01/36	340	407,449
City of Niagara Falls New York, GO, Refunding, (BAM), 3.00%, 5/15/33	275	276,507
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	546,835

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	$100	$121,168
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	280	321,933
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	120	144,013
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	2,919,939
5.75%, 2/15/47	1,550	1,821,947
(AGM), 5.00%, 2/15/47	850	874,463
(NPFGC), 4.50%, 2/15/47	1,110	1,137,251
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,609,244
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	562,340
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	200	223,976
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,178,660
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,441,500
4 World Trade Center Project, 5.75%, 11/15/51	670	801,923
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,246,685
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	776,857

		31,570,404
Education — 24.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	275	295,861

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	$250	$289,370
New York Law School Project, 5.00%, 7/01/41	265	304,093
New York Law School Project, 4.00%, 7/01/45	185	193,393
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	550,200
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	440	518,637
Carnegie Hall, 4.75%, 12/01/39	700	779,296
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,000	1,133,520
Series B, 4.00%, 8/01/35	190	206,002
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	561,910
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	125	136,509
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,147,440
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	278,724
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	378,602

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	$150	$178,739
5.38%, 9/01/41	650	762,567
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	521,635
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	400	467,600
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	586,445
Fordham University, Series A, 5.50%, 7/01/36	150	179,342
Series B, 5.75%, 3/15/36	300	340,764
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	277,107
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	670	772,644
Touro College & University System, Series A, 5.25%, 1/01/34	1,200	1,329,768
University of Rochester, Series A, 5.13%, 7/01/39	250	279,735
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	150	179,895
Barnard College, Series A, 4.00%, 7/01/36	165	181,196
Brooklyn Law School, 5.75%, 7/01/33	250	278,970
Fordham University, 5.00%, 7/01/44	640	744,224
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	800	948,736
New York University, Series A, 5.00%, 7/01/37	600	711,294
Skidmore College, Series A, 5.25%, 7/01/29	200	234,274
Skidmore College, Series A, 5.25%, 7/01/31	300	352,614

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	$1,220	$1,490,096
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	700	845,432
State University Dormitory Facilities, Series B, 3.50%, 7/01/34	205	215,258
Teachers College, 5.50%, 3/01/39	650	722,982
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	210	247,019

		19,621,893
Health — 15.2%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	343,641
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	230	230,271
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	180	205,452
5.00%, 12/01/37	250	282,163
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,425	1,668,148
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	368,645
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	173,018

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	$450	$454,792
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	1,012,111
Series B, 6.00%, 11/01/20 (c)	130	157,218
Series B, 6.00%, 11/01/30	20	23,128
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	500	557,115
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	500	554,250
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	312,863
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	286,460
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (c)	425	504,445
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	139,383
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	569,700
New York University Hospitals Center, Series A, 5.00%, 7/01/17 (c)	1,000	1,046,210
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,153,990
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	853,342
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	860	995,132

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	$500	$554,535

		12,446,012
Housing — 5.6%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	915	1,087,194
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	400	464,540
Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,444,268
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	531,620
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,009,540

		4,537,162
State — 7.1%
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	906,270
State of New York, GO, Series A, 5.00%, 2/15/39	500	554,755
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/37	1,070	1,264,505
Series B, 5.00%, 3/15/42	1,000	1,164,620
Series C, 5.00%, 3/15/34	1,000	1,157,820
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	160	191,334

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	$500	$602,085

		5,841,389
Tobacco — 1.2%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	400	421,892
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	250	255,848
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	230	263,925

		941,665
Transportation — 23.5%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	329,241
Series C, 6.50%, 11/15/28	190	216,380
Series E, 5.00%, 11/15/38	1,000	1,191,560
Series H, 5.00%, 11/15/25	500	605,365
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 4.00%, 11/15/46	55	59,950
Green Bonds, Series A-1, 5.25%, 11/15/56	250	304,072
Series F, 5.00%, 11/15/30	1,500	1,793,835
Sub-Series C-1, 5.00%, 11/15/35	500	604,210
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	595,780
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT (e):
4.00%, 7/01/46	190	195,419
5.25%, 1/01/50	1,900	2,165,278

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	$1,000	$1,172,260
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
146th Series, AMT (AGM), 4.50%, 12/01/34	750	759,960
147th Series, AMT, 4.75%, 4/15/37	500	510,900
177th Series, AMT, 4.00%, 1/15/43	480	504,201
178th Series, AMT, 5.00%, 12/01/43	430	493,911
189th Series, 5.00%, 5/01/45	860	1,024,810
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	725	869,253
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	1,530	1,776,590
General, Series I, 5.00%, 1/01/42	1,030	1,196,005
Series J, 5.00%, 1/01/41	1,000	1,150,820
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	288,454
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (d)	505	314,494
General, Series A, 5.25%, 11/15/45	370	450,523
General, Series A, 5.00%, 11/15/50	500	591,810

		19,165,081
Utilities — 14.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,500	1,796,325
Series B, 5.00%, 6/15/36	90	90,157

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Long Island Power Authority, RB:
CAB, Electric System, Series A (AGM), 0.00%, 6/01/28 (d)	$3,515	$2,606,759
General, Electric Systems, Series C (CIFG), 5.25%, 9/01/29	1,000	1,277,700
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/19 (c)	500	563,595
State of New York Environmental Facilities Corp., Refunding RB, New York City Municipal Water:
Revolving Funds, Series B, 5.00%, 6/15/36	350	409,489
State Clean Water and Drinking Water Revolving Finance Authority Projects, Series A, 5.00%, 6/15/37	1,500	1,626,285
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	550	575,531
Series E, 5.00%, 12/15/41	2,690	3,222,970

		12,168,811
Total Municipal Bonds in New York		112,104,064

Multi-State — 2.7%
Housing — 2.7%
Centerline Equity Issuer Trust (a)(f):
Series A-4-2, 6.00%, 5/15/19	1,000	1,113,160
Series B-3-2, 6.30%, 5/15/19	1,000	1,121,640

Total Municipal Bonds in Multi-State		2,234,800
Puerto Rico — 2.4%
Housing — 1.3%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,082,590
Tobacco — 1.1%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	900	897,741
Total Municipal Bonds in Puerto Rico		1,980,331
Total Municipal Bonds — 142.4%		116,319,195

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York — 16.3%
County/City/Special District/School District — 1.5%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	$500	$592,195
New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	611,750

		1,203,945
Education — 0.7%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	510	614,316
State — 4.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,433,978
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	255	315,024
4.00%, 10/15/32	350	399,651
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,144,390

		3,293,043
Transportation — 6.2%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,377,093
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,176,420
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	894,620

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	$500	$604,655

		5,052,788
Utilities — 3.9%
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A:
5.75%, 6/15/18	55	60,742
5.75%, 6/15/40	185	203,126
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,754,955
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,175,539

		3,194,362
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.3%		13,358,454
Total Long-Term Investments (Cost — $116,313,638) — 158.7%		129,677,649

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.21% (h)(i)	4,472,003	$4,472,003
Total Short-Term Securities (Cost — $4,472,003) — 5.5%		4,472,003
Total Investments (Cost — $120,785,641*) — 164.2%		134,149,652
Liabilities in Excess of Other Assets — (1.1)%		(1,009,331)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.7)%		(7,065,798)
VRDP Shares, at Liquidation Value — (54.4)%		(44,400,000)

Net Assets Applicable to Common Shares — 100.0%		$81,674,523

* As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$113,779,143

Gross unrealized appreciation	$13,366,270
Gross unrealized depreciation	(55,950)

Net unrealized appreciation	$13,310,320

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	When-issued security.

(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2016	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

(h)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income	Realized
BIF New York Municipal Money Fund	1,485,545	(1,485,545)	—	—	$200	$137
BlackRock Liquidity Funds, MuniCash	—	4,472,003	4,472,003	$4,472,003	224	—
Total				$4,472,003	$424	$137

(i)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(9)	5-Year U.S. Treasury Note	September 2016	$1,081,055	$(480)
(18)	10-Year U.S. Treasury Note	September 2016	$2,334,375	(731)
(7)	Long U.S. Treasury Bond	September 2016	$1,143,187	(2,199)
(2)	Ultra U.S. Treasury Bond	September 2016	$350,250	(965)
Total				$(4,375)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$129,677,649	—	$129,677,649
Short-Term Securities	$4,472,003	—	—	4,472,003

Total investments	$4,472,003	$129,677,649	—	$134,149,652

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(4,375)	—	—	$(4,375)

[1]	See above Schedule of Investments for values in each sector.
[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2016	9

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$64,400	—	—	$64,400
Liabilities:
TOB Trust Certificates	—	$(7,060,189)	—	(7,060,189)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	$64,400	$(51,460,189)	—	$(51,395,789)

During the period ended May 31, 2016, there were no transfers between levels.

10	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust II

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust II

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Income Trust II

Date: July 22, 2016